Group - Income Statement - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Continuing operations
Revenue from product sales		$ 1,965	$ 1,963	$ 4,427
Cost of sales		(1,400)	(1,290)	(2,699)
(Loss) gain on non-hedge derivatives and other commodity contracts		0	(15)	(19)
Gross profit		565	658	1,709
Corporate administration, marketing and other expenses		(37)	(36)	(68)
Exploration and evaluation costs		(59)	(56)	(124)
Impairment, derecognition of assets and profit (loss) on disposal		(1)	(1)	(1)
Other (expenses) income		(26)	(28)	(57)
Operating profit (loss)		442	537	1,459
Interest income		29	9	27
Dividends received		0	0	2
Foreign exchange and other (losses) gains		(31)	18	0
Finance costs and unwinding of obligations		(55)	(86)	(177)
Share of associates and joint ventures’ profit (loss)		122	119	278
Profit (loss) before taxation		507	597	1,589
Taxation		(134)	(208)	(625)
Profit (loss) for the period from continuing operations		373	389	964
Discontinued operations
Profit (loss) from discontinued operations		0	39	7
Profit (loss) for the period		373	428	971
Equity shareholders
- Continuing operations		362	382	946
- Discontinued operations		0	39	7
Non-controlling interests
- Continuing operations		$ 11	$ 7	$ 18
Basic profit (loss) per ordinary share
Earnings per ordinary share from continuing operations (USD per share)	[1]	$ 0.86	$ 0.91	$ 2.25
Earnings (loss) per ordinary share from discontinued operations (USD per share)	[1]	0	0.09	0.02
Basic profit (loss) per ordinary share (USD per share)	[1]	0.86	1	2.27
Diluted profit (loss) per ordinary share
Earnings per ordinary share from continuing operations (USD per share)	[2]	0.86	0.91	2.25
Earnings (loss) per ordinary share from discontinued operations (USD per share)	[2]	0	0.09	0.02
Diluted profit (loss) per ordinary share (USD per share)	[2]	$ 0.86	$ 1	$ 2.27

[1]	Calculated on the basic weighted average number of ordinary shares.
[2]	Calculated on the diluted weighted average number of ordinary shares.